Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	₩ 2,634,624	₩ 2,305,894
Trade and other receivables, net	4,902,471	5,858,696
Other financial assets	1,202,840	868,388
Current income tax assets	2,059	68,120
Inventories, net	534,636	791,677
Assets held for sale	1,198	83,602
Other current assets	1,876,352	1,999,282
Total current assets	11,154,180	11,975,659
Non-current assets
Trade and other receivables, net	1,250,769	1,181,798
Other financial assets	544,347	821,658
Property and equipment, net	14,206,119	13,785,299
Right-of-use assets	1,217,179	1,268,329
Investment properties, net	1,368,453	1,387,430
Intangible assets, net	2,161,258	2,834,037
Investments in associates and joint ventures	557,881	267,660
Deferred income tax assets	433,698	424,856
Other non-current assets	768,661	685,488
Total non-current assets	22,508,365	22,656,555
Total assets	33,662,545	34,632,214
Current liabilities
Trade and other payables	6,210,099	7,597,478
Borrowings	1,418,114	1,185,725
Other financial liabilities	2,493	943
Current income tax liabilities	232,225	66,266
Provisions	165,990	175,612
Deferred revenue	60,252	53,473
Other current liabilities	1,103,299	1,068,557
Total current liabilities	9,192,472	10,148,054
Non-current liabilities
Trade and other payables	807,540	1,082,220
Borrowings	5,898,184	6,113,142
Other financial liabilities	260,676	149,136
Defined benefit liabilities, net	378,087	365,663
Provisions	86,202	78,550
Deferred revenue	149,050	99,180
Deferred income tax liabilities	429,331	425,468
Other non-current liabilities	909,570	1,030,117
Total non-current liabilities	8,918,640	9,343,476
Total liabilities	18,111,112	19,491,530
Equity
Share capital	1,564,499	1,564,499
Share premium	1,440,258	1,440,258
Retained earnings	12,155,420	11,590,916
Accumulated other comprehensive income	86,051	194,934
Other components of equity	(1,234,784)	(1,170,083)
Equity attributable to owners of the Controlling Company	14,011,444	13,620,524
Non-controlling interest	1,539,989	1,520,160
Total equity	15,551,433	15,140,684
Total liabilities and equity	₩ 33,662,545	₩ 34,632,214